STOCK-BASED COMPENSATION (Details) (CAD)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Stock options activity
Options outstanding, beginning of year (in shares)			8,959,051
Granted (in shares)	23,000	19,000	3,251,000	2,593,785
Exercised (in shares)	(15,250)	(53,169)	(15,250)	(217,388)
Forfeited (in shares)	(30,750)		(120,750)	(91,750)
Expired (in shares)	(32,500)		(481,650)
Options outstanding, end of year (in shares)	11,592,401		11,592,401
Weighted Average Exercise Price
Granted, weighted average exercise price (in Canadian dollars per share)	36.98	76.46	36.98	76.46
Expired - weighted-average exercise price (in Canadian dollars per share)	47.49		47.49
Employee Stock Option Plan
Stock options activity
Options outstanding, beginning of year (in shares)			8,959,051
Granted (in shares)			3,251,000
Exercised (in shares)			(15,250)
Forfeited (in shares)			(120,750)
Expired (in shares)			(481,650)
Options outstanding, end of year (in shares)	11,592,401		11,592,401
Options exercisable at end of period (in shares)	7,209,989		7,209,989
Weighted Average Exercise Price
Outstanding, beginning of year, weighted average exercise price (in Canadian dollars per share)			62.88
Granted, weighted average exercise price (in Canadian dollars per share)	36.98		36.98
Exercised, weighted average exercise price (in Canadian dollars per share)	37.05		37.05
Forfeited, weighted average exercise price (in Canadian dollars per share)			60.37
Expired - weighted-average exercise price (in Canadian dollars per share)	47.49		47.49
Outstanding, end of year, weighted average exercise price (in Canadian dollars per share)	56.32		56.32
Options exercisable at end of period (in Canadian dollars per share)	59.20		59.20